Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
REVENUE
Development, facilities consulting and construction management fees	$ 260,651	$ 317,342	$ 5,552,354	$ 5,920,447
Leasing commissions and tenant consulting fees	180,232	244,726	1,222,779	2,118,060
Property and asset management fees	570,424	534,403	2,361,915	1,657,211
Investor advisory and other fees	69,988	184,751	4,823,714	883,633
Total revenue	1,081,295	1,281,222	13,960,762	10,579,351
OPERATING EXPENSES
Direct costs of revenue	344,776	211,839	1,139,076	754,411
Depreciation and amortization	41,440	43,309	169,182	116,218
Selling, general and administrative	1,776,304	1,747,974	9,444,862	8,718,533
Total operating expenses	2,162,520	2,003,122	10,753,120	9,589,162
Income (loss) from operations	(1,081,225)	(721,900)	3,207,642	990,189
OTHER INCOME (LOSS)
Equity in earnings of unconsolidated affiliates	314,774	240,069	665,765	22,954
Interest income	909	167	1,469	957
Gain on sale of property and equipment, net				966
Loss on disposal of real estate assets				(13,461)
Income (loss) before income taxes	(765,542)	(481,664)	3,874,876	1,001,605
Income tax expense	(77,000)		(195,095)
Consolidated net income (loss)	(842,542)	(481,664)	3,679,781	1,001,605
Net (income) loss attributable to noncontrolling interests	75,529	44,760	(407,445)	(112,994)
Net income (loss) attributable to common stockholders	$ (767,013)	$ (436,904)	$ 3,272,336	$ 888,611
EARNINGS PER COMMON SHARE
Basic income (loss) per common share	$ (0.02)	$ (0.01)	$ 0.07	$ 0.02
Diluted income (loss) per common share	$ (0.02)	$ (0.01)	$ 0.06	$ 0.02
WEIGHTED AVERAGE COMMON SHARES OUTSTANDING
Basic	50,152,563	49,455,841	49,470,267	49,455,841
Diluted	50,152,563	49,455,841	51,958,219	50,776,890
Dividends declared per common share	$ 0.01	$ 0